Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - USD ($)	Total	Common Stock	Additional Paid-In Capital	Statutory Reserve	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Income (Loss)
Balance, shares at Sep. 30, 2022		23,906,985
Balance, amount at Sep. 30, 2022	$ 154,684,091	$ 597,675	$ 152,162,658	$ 1,153,813	$ 14,903,491	$ (14,133,546)
Foreign currency translation gain	5,689,147	0	0	0	0	5,689,147
Disposal of a subsidiary	38,213	0	0	(948,792)	987,005	0
Net income for the period	1,579,859	0	0	0	1,579,859	0
Statutory reserve	0	$ 0	0	358,215	(358,215)	0
Balance, shares at Mar. 31, 2023		23,906,985
Balance, amount at Mar. 31, 2023	161,991,310	$ 597,675	152,162,658	563,236	17,112,140	(8,444,399)
Balance, shares at Sep. 30, 2023		6,094,078
Balance, amount at Sep. 30, 2023	161,975,926	$ 1,218,816	160,571,517	1,695,629	16,905,488	(18,415,524)
Foreign currency translation gain	794,545	0	0	0	0	794,545
Disposal of a subsidiary	0	0	0	(975,633)	975,633	0
Net income for the period	630,492	0	0	0	630,492	0
Statutory reserve	0	$ 0	0	0	0	0
Issuance of ordinary shares for promissory notes redemption, shares		954,000
Issuance of ordinary shares for promissory notes redemption, amount	954,000	$ 190,800	763,200	0	0	0
Reverse share-split adjustment, shares		2,292
Reverse share-split adjustment, amount	0	$ (458)	458	0	0	0
Balance, shares at Mar. 31, 2024		7,045,786
Balance, amount at Mar. 31, 2024	$ 164,354,963	$ 1,409,158	$ 161,335,175	$ 719,996	$ 18,511,613	$ (17,620,979)